Organization (Tables)	6 Months Ended
Jun. 30, 2024
Organization
Schedule of fair value transactions
	Liability as of	Liability as of
	June 30, 2024	December 31, 2023

Earnout liability	$11,741,351	$5,133,428
Senior Secured Convertible Promissory Notes	2,675,919	2,825,366
Warrant liability (Public Warrants)	144,120	646,428
Warrant liability (Private Warrants)	5,828,609	21,557
Total liabilities measured at fair value	$20,389,999	$8,626,779

Other loss related to instruments recorded at fair value during the six months ended June 30, 2024	$(12,424,851)

Other loss related to instruments recorded at fair value during the six months ended June 30, 2023	$-